Note Allowance for loan losses (Troubled debt restructuring according to their accruing status) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	$ 119,670	$ 109,091
Commercial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	52,190	36,982
Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	56	0
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	41,211	48,832
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	320	475
Consumer
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	25,893	22,802
Non Covered Loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	1,515,889	1,258,327
Non Covered Loans | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	112,999	104,581
Non Covered Loans | Commercial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	360,679	220,846
Non Covered Loans | Commercial | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	46,889	32,472
Non Covered Loans | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	1,788	0
Non Covered Loans | Construction | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	56	0
Non Covered Loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	1,042,470	930,076
Non Covered Loans | Mortgages | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	41,211	48,832
Non Covered Loans | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	1,108	1,256
Non Covered Loans | Leasing | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	320	475
Non Covered Loans | Consumer
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	109,844	106,149
Non Covered Loans | Consumer | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	24,523	22,802
Covered loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	0	5,885
Covered loans | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Covered loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	0	5,885
Covered loans | Mortgages | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Non-Accruing | Non Covered Loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	284,558	199,050
Non-Accruing | Non Covered Loans | Commercial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	130,921	59,626
Non-Accruing | Non Covered Loans | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	1,788	0
Non-Accruing | Non Covered Loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	135,758	126,798
Non-Accruing | Non Covered Loans | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	440	393
Non-Accruing | Non Covered Loans | Consumer
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	15,651	12,233
Non-Accruing | Covered loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	0	3,227
Non-Accruing | Covered loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	0	3,227
Accruing | Non Covered Loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	1,231,331	1,059,277
Accruing | Non Covered Loans | Commercial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	229,758	161,220
Accruing | Non Covered Loans | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	0	0
Accruing | Non Covered Loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	906,712	803,278
Accruing | Non Covered Loans | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	668	863
Accruing | Non Covered Loans | Consumer
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	94,193	93,916
Accruing | Covered loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	0	2,658
Accruing | Covered loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	$ 0	$ 2,658